Financial and capital management - Capital Management (Details)			12 Months Ended
	Feb. 03, 2021 $ / shares	Feb. 05, 2020 $ / shares	Dec. 31, 2020	Mar. 15, 2021 $ / shares	Dec. 31, 2019	Feb. 06, 2019 $ / shares
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio			2.93		2.81
Exceeded limit in internal net debt leverage ratio			0.43
Summary Of Key Ratios [Abstract]
Net debt leverage ratio			2.93		2.81
Adjusted EBITDA to net interest expense ratio			8.32		8.50
Approved increase in annual dividend	5.10%	5.00%
Dividends paid, ordinary shares per share	$ 3.50	$ 3.33		$ 0.875		$ 3.17
Percentage of preferred shares included in debt leverage calculation			50.00%
Percentage of preferred shares included in adjusted EBITDA to net interest ratio			50.00%
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio			2.0		2.0
Target adjusted EBITDA to net interest expense ratio			7.5
Summary Of Key Ratios [Abstract]
Net debt leverage ratio			2.0		2.0
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio			2.50		2.50
Summary Of Key Ratios [Abstract]
Net debt leverage ratio			2.50		2.50